Certnys

1-33139

**Parasnand Madho**
Director
Corporate Actions & Market Watch

[redacted]

13003801

NYSE EURONEXT

Received SEC

JAN 09 2014

Washington, DC 20549

January 9, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HERTZ GLOBAL HOLDINGS, INC., Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 30, 2013.

Sincerely,

Pmd Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
www.nyx.com